INCOME TAXES - Significant components of the Company's deferred tax assets and liabilities (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 87,567,000	$ 64,394,000
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,166,000	10,291,000
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20,296,000	14,290,000
Non-capital tax losses carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	28,328,000	18,416,000
Net capital losses carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,528,000	11,528,000
Capital assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,276,000	1,362,000
Reclamation provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,285,000	1,411,000
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 7,688,000	$ 7,096,000